Critical Accounting Estimates and Judgments - Additional Information (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of accounting judgements and estimates [line items]
Allowances for estimated losses on trade and customer receivables	kr 2,983	kr 4,123	kr 4,575
Percentage of allowances for estimated losses on gross trade and customer finance receivables	5.00%	6.00%
Allowances for estimated losses on inventory valuation	kr 3,386	kr 2,611	2,425	kr 2,412
Allowances for estimated losses on inventory valuation, percentage	10.00%	8.00%
Write-downs for intangible assets and goodwill	kr 0	kr 500	17,200
Goodwill	31,200	30,035	27,815
Provisions current	10,923	16,008	9,879
Defined benefit obligation (DBO)	102,434	90,320
Fair value of plan assets	69,659	64,322
Deferred tax assets	31,174	23,152	kr 21,963
Intellectual property rights brands and other intangible assets [member]
Disclosure of accounting judgements and estimates [line items]
Intangible assets and goodwill	kr 33,700	kr 33,500